PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT ("PP&E") [Text Block]

5. PROPERTY, PLANT AND EQUIPMENT ("PP&E")

The following table reconciles movements of PP&E during the year:

(Cdn$ thousands)	Development and Production Assets	Corporate Assets	Right-of-Use Assets	Total
PP&E, at cost:
Balance - December 31, 2020	2,031,343	9,722	3,266	2,044,331
Additions	143,170	1,204	3,145	147,519
Dispositions	(51,360)	-	-	(51,360)
Balance - December 31, 2021	2,123,153	10,926	6,411	2,140,490
Additions	379,220	1,857	1,451	382,528
Balance - December 31, 2022	2,502,373	12,783	7,862	2,523,018

Accumulated depletion and depreciation
Balance - December 31, 2020	621,093	6,107	1,470	628,670
Depletion and depreciation	125,111	1,481	741	127,333
Dispositions	(24,352)	-	-	(24,352)
Balance - December 31, 2021	721,852	7,588	2,211	731,651
Depletion and depreciation	144,133	1,982	1,053	147,168
Balance - December 31, 2022	865,985	9,570	3,264	878,819

Net book value - December 31, 2021	1,401,301	3,338	4,200	1,408,839
Net book value - December 31, 2022	1,636,388	3,213	4,598	1,644,199

At December 31, 2022, an estimated $2.8 billion in future development costs associated with the proved plus probable undeveloped reserves were included in the calculation of depletion (December 31, 2021 - $2.4 billion, and year ended December 31, 2020 - $2.5 billion).

(a) Capitalization of General and Administrative and Share-Based Compensation Expenses

During the year ended December 31, 2022, $5.1 million (year ended December 31, 2021 - $4.7 million and year ended December 31, 2020 - $2.3 million) of directly attributable general and administrative expenses and $4.1 million (year ended December 31, 2021 - $4.6 million and year ended December 31, 2020 - $1.2 million) of share-based compensation expenses were capitalized to PP&E assets. These amounts directly related to development activities conducted during the period.

(b) Impairment

At December 31, 2022 and 2021, the Company assessed its production and development assets for indicators of impairment and none were noted.